PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - SGD ($)	Dec. 31, 2023	Dec. 31, 2022
Freehold land [member]
IfrsStatementLineItems [Line Items]
Bank borrowings, undiscounted cash flows	$ 894,487	$ 959,051